Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenues		$ 217
Operating expenses
General and administration expenses	1,543,087	1,132,785
Research and development	231,593	165,621
Total operating expenses	1,774,680	1,298,406
Net loss from operations	(1,774,680)	(1,298,189)
Other income (expense)
Interest income	6,000
Other income	2,333
Inducement expense		(1,004,574)
Finance expense		(677,130)
Interest expense	(91,922)	(56,794)
Loss on debt extinguishment	(117,217)
Gain on Change in fair value of derivative liability	535,329
Amortization of debt discount	(796,276)	(15,000)
Total other expense	(461,753)	(1,753,498)
Net loss before taxes	(2,236,433)	(3,051,687)
Income tax benefit
Loss from continuing operations	(2,236,433)	(3,051,687)
Income from discontinued operation, net of tax		34,803
Net loss	$ (2,236,433)	$ (3,016,884)
Basic loss per common share from continuing operations (in Dollars per share)	$ (0.01)	$ (0.02)
Diluted loss per common share from continuing operation (in Dollars per share)	(0.01)	(0.02)
Basic income per common share from discontinued operations (in Dollars per share)	0	0
Diluted income per common share from discontinued operations (in Dollars per share)	0	0
Basic loss per common share (in Dollars per share)	(0.01)	(0.02)
Diluted loss per common share (in Dollars per share)	$ (0.01)	$ (0.02)
Basic weighted average common shares outstanding (in Shares)	161,824,928	158,606,794
Diluted weighted average common shares outstanding (in Shares)	161,824,928	158,606,794